Securities Act Registration No. 033-96634
Investment Company Act Reg. No. 811-09094

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
______________________________
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 54	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 55 ☒ (Check appropriate box or boxes.) ___________________________________

LEUTHOLD FUNDS, INC. (Exact Name of Registrant as Specified in Charter)

150 South Fifth Street, Suite 1700
Minneapolis, Minnesota	55402
(Address of Principal Executive Offices)	(ZIP Code)

(612) 332-9141 (Registrant’s Telephone Number, including Area Code)
Copy to:
John C. Mueller
The Leuthold Group, LLC d/b/a Leuthold Weeden Capital Management	Peter D. Fetzer
150 South Fifth Street	Foley & Lardner LLP
Suite 1700	777 East Wisconsin Avenue
Minneapolis, Minnesota 55402	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b)
☒ on December 27, 2019 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
The sole purpose of this filing is to delay, until December 27, 2019, the effectiveness of Leuthold Funds, Inc.’s (the “Registrant”) Post-Effective Amendment No. 50 to its Registration Statement on Form N-1A, as filed on July 17, 2019.  Post-Effective Amendment No. 50 to the Registration Statement of the Registrant relates solely to the creation of a new series of the Registrant to be known as the Leuthold Core ETF.  Parts A, B and C of the Registrant’s Post-Effective Amendment No. 50 to the Registration Statement of the Registrant, as filed on July 17, 2019, are incorporated herein by reference.
The prospectuses and statement of additional information for the other series of the Registrant are not changed by the filing of this Post-Effective Amendment.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of November, 2019.
LEUTHOLD FUNDS, INC.
(Registrant)

By: /s/ John C. Mueller
      John C. Mueller, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ John C. Mueller John C. Mueller	President (Principal Executive Officer) and a Director	November 27, 2019
/s/ Holly J. Weiss Holly J. Weiss	Secretary and Treasurer (Principal Financial and Accounting Officer)	November 27, 2019
/s/ Lawrence L. Horsch Lawrence L. Horsch	Director	November 27, 2019
/s/ Addison L. Piper Addison L. Piper	Director	November 27, 2019
/s/ Steven R. Schroll Steven R. Schroll	Director	November 27, 2019

Signature Page